Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (73,449)	$ (75,769)
Fair value	(75,135)	(73,008)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(49,917)	(52,993)
Fair value	(52,268)	(52,158)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(20,379)	(19,655)
Fair value	(19,796)	(17,926)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(2,069)	(2,148)
Fair value	(2,012)	(2,039)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(526)	(515)
Fair value	(505)	(437)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(558)	(458)
Fair value	$ (554)	$ (448)